DISCLUSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION (Schedule of Impact on Financial Position) (Details)	Dec. 31, 2018 USD ($)
Assets
Property, plant and equipment (right-of-use assets)	$ 4,138
Lease liabilities	4,622
Net impact on equity	$ (484)